UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-10053 and 811-10089

Name of Fund: BlackRock Short-Term Bond Fund of BlackRock Short-Term Bond Series, Inc. and Short-Term Bond Master Portfolio of Short-Term Bond Master LLC

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: Anne F. Ackerley, Chief Executive Officer, BlackRock Short-Term Bond Fund of BlackRock Short-Term Bond Series, Inc. and Short-Term Bond Master Portfolio of Short-Term Bond Master LLC, 55 East 52nd Street, New York, NY 10055.

Registrant’s telephone number, including area code: (800) 441-7762

Date of fiscal year end: 05/31/2010

Date of reporting period: 02/28/2010

Item 1 – Schedule of Investments

BlackRock Short-Term Bond Fund of BlackRock Short-Term Bond Series, Inc.
Schedule of Investments February 28, 2010 (Unaudited)	(Percentages shown are based on Net Assets)

Mutual Fund	Value

Short-Term Bond Master Portfolio of Short-Term Bond Master LLC	$627,750,683

Total Investments (Cost - $619,159,745) - 100.3%	627,750,683
Liabilities in Excess of Other Assets - (0.3)%	(1,902,234)

Net Assets - 100.0%	$625,848,449

BlackRock Short-Term Bond Fund (the “Fund”) seeks to achieve its investment objective by investing all of its assets in Short-Term Bond Master Portfolio (the “Portfolio”), which has the same investment objective and strategies as the Fund. As of February 28, 2010, the value of the investment and the percentage owned by the Fund of the Portfolio was $627,750,683 and 100.0%, respectively.

The Fund records its investment in the Portfolio at fair value. The Fund’s investment in the Portfolio is valued pursuant to the pricing policy and procedures approved by the Board of Directors of the Portfolio.

•	Fair Value Measurements - Various inputs are used in determining the fair value of investments, which are as follows:

	•	Level 1 - price quotations in active markets/exchanges for identical assets and liabilities

•

Level 2 - other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 - unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements as contained in its semi-annual report.

As of February 28, 2010, the Fund’s investment in the Portfolio was classified as Level 2.

Schedule of Investments February 28, 2010 (Unaudited)	Short-Term Bond Master Portfolio (Percentages shown are based on Net Assets)

Asset-Backed Securities	Par (000)		Value

AEP Texas Central Transition Funding, Series 2006-A, Class A2, 4.98%, 7/01/15	USD	6,034	$6,444,258
Aegis Asset Backed Securities Trust, Series 2006-1, Class A1, 0.31%, 1/25/37 (a)		515	506,956
AmeriCredit Automobile Receivables Trust, Series 2008-2, Class A2, 4.23%, 8/06/12 (a)		1,911	1,952,933
Ameriquest Mortgage Securities, Inc., Series 2004-FR1, Class A5, 4.46%, 5/25/34 (a)		4,207	4,041,854
Bank of America Auto Trust, Series 2009-2A, Class A3, 2.13%, 9/15/13 (b)		4,060	4,128,632
Bank of America Auto Trust, Series 2010-1A, Class A2, 0.75%, 6/15/12 (b)		4,560	4,557,720
Bear Stearns Asset Backed Securities Trust, Series 2006-3, Class A1, 0.38%, 8/25/36 (a)		259	245,303
Bear Stearns Asset Backed Securities Trust, Series 2007-HE3, Class 1A1, 0.35%, 4/25/37 (a)		1,420	1,350,683
CarMax Auto Owner Trust, Series 2008-2, Class A3B, 1.63%, 10/15/12 (a)		1,665	1,683,715
Chrysler Financial Auto Securitization Trust, Series 2009-A, Class A3, 2.82%, 1/15/16		2,140	2,195,721
Countrywide Asset Backed Certificates, Series 2006-13, Class 1AF2, 5.88%, 1/25/37		1,590	1,518,768
Countrywide Asset Backed Certificates, Series 2006-20, Class 2A1, 0.28%, 4/25/47 (a)		408	399,628
Countrywide Asset Backed Certificates, Series 2006-22, Class 2A1, 0.28%, 5/25/47 (a)		219	212,086
Countrywide Asset Backed Certificates, Series 2007-12, Class 2A1, 0.58%, 8/25/47 (a)		195	181,619

DaimlerChrysler Auto Trust, Series 2007-A, Class A4, 5.28%, 3/08/13		6,025	6,323,947
Ford Credit Auto Owner Trust, Series 2006-B, Class D, 7.12%, 2/15/13 (b)		2,090	2,183,947

Asset-Backed Securities	Par (000)		Value

Ford Credit Auto Owner Trust, Series 2009-A, Class A3B, 2.73%, 5/15/13 (a)	USD	10,355	$10,593,405
Ford Credit Auto Owner Trust, Series 2009-D, Class A2, 1.21%, 1/15/12		2,195	2,202,662
Ford Credit Auto Owner Trust, Series 2009-D, Class A3, 2.17%, 10/15/13		5,825	5,924,400
Ford Credit Auto Owner Trust, Series 2009-D, Class A4, 2.98%, 8/15/14		2,900	2,991,206
GCO Slims Trust, Series 2006-1A, Class Note, 5.72%, 3/01/22 (b)		3,358	2,417,420
GSAMP Trust, Series 2005-AHL, Class A3, 0.57%, 4/25/35 (a)	USD	589	578,964
Globaldrive BV, Series 2008-2, Class A, 4.00%, 10/20/16	EUR	4,558	6,279,718
Harley-Davidson Motorcycle Trust, Series 2005-2, Class B, 4.27%, 2/15/13	USD	4,180	4,190,764
Honda Auto Receivables Owner Trust, Series 2009-2, Class A3, 2.79%, 1/15/13		1,545	1,583,010
Morgan Stanley Resecuritization Trust, Series 2010-F, Class A, 0.48%, 6/17/13 (a) (b)		2,340	2,304,900
Nissan Auto Receivables Owner Trust, Series 2009-A, Class A3, 3.20%, 2/15/13		4,470	4,608,168
Ocwen Advance Receivables Backed Notes, Series 2010-1A, Class Note, 3.59%, 9/15/23 (b)		2,100	2,100,000
PG &E Energy Recovery Funding LLC, Series 2005-1, Class A4, 4.37%, 6/25/14		3,520	3,698,543
Popular ABS Mortgage Pass-Through Trust, Series 2005-1, Class AF3, 4.14%, 5/25/35 (a)		136	134,551
Residential Asset Mortgage Products, Inc., Series 2003-RZ3, Class A6, 3.40%, 3/25/33		6,648	5,198,868
Residential Asset Mortgage Products, Inc., Series 2007-RS2, Class A1, 0.35%, 5/25/37 (a)		1,513	1,420,773
Residential Asset Mortgage Products, Inc., Series 2007-RZ1, Class A1, 0.30%, 2/25/37 (a)		150	146,863

Portfolio Abbreviations

To simplify the listings of portfolio holdings in the Schedule of Investments, the names and descriptions of many of the securities have been abbreviated according to the following list:

EUR	Euro
GBP	British Pound
GO	General Obligation Bonds
LIBOR	London InterBank Offered Rate
RB	Revenue Bonds
TALF	Term Asset-Backed Securities Loan Facility
USD	US Dollar

BLACKROCK SHORT-TERM BOND MASTER PORTFOLIO	FEBRUARY 28, 2010	1

Schedule of Investments (continued)	Short-Term Bond Master Portfolio (Percentages shown are based on Net Assets)

Asset-Backed Securities	Par (000)		Value

Residential Asset Securities Corp., Series 2005-KS12, Class A2, 0.48%, 1/25/36 (a)	USD	2,203	$1,993,063
SLM Student Loan Trust, Series 2002-1, Class A2, 0.36%, 4/25/17 (a)		1,397	1,394,037
SLM Student Loan Trust, Series 2002-4, Class A4, 0.39%, 3/15/17 (a)		2,539	2,534,865
SLM Student Loan Trust, Series 2005-8, Class A2, 0.34%, 7/25/22 (a)		4,603	4,593,303
SLM Student Loan Trust, Series 2008-5, Class A2, 1.35%, 10/25/16 (a)		12,775	12,993,113
SLM Student Loan Trust, Series 2008-5, Class A3, 1.55%, 1/25/18 (a)		9,400	9,704,463
Securitized Asset Backed Receivables LLC Trust, Series 2007-NC2, Class A2A, 0.27%, 1/25/37 (a)		983	911,712
Soundview Home Equity Loan Trust, Series 2003-2, Class A2, 0.88%, 11/25/33 (a)		4,660	3,091,917
Soundview Home Equity Loan Trust, Series 2007-OPT3, Class 2A1, 0.29%, 8/25/37 (a)		1,131	1,099,760
Turquoise Card Backed Securities Plc, Series 2007-1, Class A, 0.27%, 6/15/12 (a)		3,100	3,085,186
Wells Fargo Home Equity Trust, Series 2007-2, Class A1, 0.32%, 4/25/37 (a)		1,927	1,864,535

			137,567,939

Interest Only Asset-Backed Securities — 0.0%
National Collegiate Student Loan Trust, Series 2005-2, Class AIO, 7.73%, 3/25/12		16,400	80,402

Total Asset-Backed Securities – 21.9%			137,648,341

Corporate Bonds

Aerospace & Defense — 1.2%
BAE Systems Holdings, Inc., 4.75%, 8/15/10 (b)		3,200	3,238,816
BAE Systems Holdings, Inc., 6.40%, 12/15/11 (b)		1,170	1,259,631
Northrop Grumman Corp., 7.13%, 2/15/11		3,075	3,253,206

			7,751,653

Air Freight & Logistics — 0.4%
United Parcel Service, Inc., 4.50%, 1/15/13		2,650	2,853,260

Corporate Bonds	Par (000)		Value

Airlines — 0.1%
American Airlines, Inc., Series 2003-1, 3.86%, 1/09/12	USD	407	$399,540

Beverages — 2.0%
Anheuser-Busch InBev Worldwide, Inc., 3.00%, 10/15/12		5,260	5,404,924
Anheuser-Busch InBev Worldwide, Inc., 5.38%, 11/15/14 (b)		2,600	2,820,002
Bottling Group LLC, 6.95%, 3/15/14 (c)		1,290	1,504,074
PepsiAmericas, Inc., 4.38%, 2/15/14		2,525	2,688,332

			12,417,332

Capital Markets — 3.5%
CDP Financial, Inc., 3.00%, 11/25/14 (b)		1,630	1,619,786
Credit Suisse, 6.13%, 11/15/11		525	566,716
Credit Suisse, 5.50%, 5/01/14		1,825	1,993,687
FIH Erhvervsbank A/S, 2.45%, 8/17/12 (b)		1,030	1,049,221
FIH Erhvervsbank A/S, 1.75%, 12/06/12 (b)		3,855	3,847,637
The Goldman Sachs Group, Inc., 3.63%, 8/01/12		1,800	1,867,448
The Goldman Sachs Group, Inc., 6.00%, 5/01/14		1,600	1,756,008
Macquarie Bank Ltd., 4.10%, 12/17/13 (b)(d)		7,595	8,053,784
Morgan Stanley, 6.00%, 5/13/14		1,210	1,308,765

			22,063,052

Commercial Banks — 7.8%
Australia & New Zealand Banking Group Ltd., 0.53%, 6/18/12 (a)(b)		3,470	3,482,721
Bank of Tokyo-Mitsubishi UFJ Ltd., 2.60%, 1/22/13 (b)		4,040	4,082,525
Barclays Bank Plc, 5.45%, 9/12/12		2,440	2,646,695
Commonwealth Bank of Australia, 2.75%, 10/15/12 (b)		2,370	2,414,094
Danske Bank A/S, 2.50%, 5/10/12 (b)		9,200	9,429,365
Dexia Credit Local, 2.38%, 9/23/11 (b)		4,085	4,187,366
Eksportfinans ASA, 5.00%, 2/14/12		5,350	5,729,786
North Fork Bancorporation, Inc., 5.88%, 8/15/12		2,031	2,142,222
Royal Bank of Scotland Group Plc, 0.65%, 4/08/11 (a)(b)		8,300	8,316,799
Svenska Handelsbanken AB, 2.88%, 9/14/12 (b)		500	508,682
Svenska Handelsbanken AB, 4.88%, 6/10/14 (b)		1,975	2,086,303
US Bank NA, 6.38%, 8/01/11		3,435	3,683,800

			48,710,358

2	BLACKROCK SHORT-TERM BOND MASTER PORTFOLIO	FEBRUARY 28, 2010

Schedule of Investments (continued)	Short-Term Bond Master Portfolio (Percentages shown are based on Net Assets)

Corporate Bonds		Par (000)	Value

Consumer Finance — 0.9%
Capital One Financial Corp., 5.70%, 9/15/11	USD	3,145	$3,305,914
Capital One Financial Corp., 6.25%, 11/15/13		970	1,054,471
GMAC, Inc., 8.30%, 2/12/15 (b)		1,125	1,134,844

			5,495,229

Containers & Packaging — 0.1%
Temple-Inland, Inc., 7.88%, 5/01/12		845	917,141

Diversified Financial Services — 4.8%
BA Credit Card Trust, Series 03A5, 4.15%, 4/19/10	EUR	2,595	3,545,928
Bank of America Corp., 4.88%, 9/15/12	USD	2,255	2,373,888
Citibank Credit Card Issuance Trust, 5.38%, 4/11/11	EUR	3,525	4,909,378
FCE Bank Plc, 7.88%, 2/15/11	GBP	1,900	2,918,865
General Electric Capital Corp., 0.38%, 11/01/12 (a)(d)	USD	6,350	6,178,531
JPMorgan Chase & Co., 5.60%, 6/01/11 (e)		3,750	3,966,926
JPMorgan Chase & Co., 4.75%, 5/01/13		3,000	3,221,508
LeasePlan Corp. NV, 3.00%, 5/07/12 (b)		2,725	2,811,274

			29,926,298

Diversified Telecommunication Services — 3.1%
AT&T Inc., 4.95%, 1/15/13		1,750	1,889,482
AT&T Inc., 4.85%, 2/15/14		2,995	3,229,670
France Telecom SA, 4.38%, 7/08/14		2,225	2,363,397
Qwest Corp., 8.88%, 3/15/12		935	1,013,306
Qwest Corp., 3.50%, 6/15/13 (a)		250	245,000
Royal KPN NV, 8.00%, 10/01/10		1,100	1,144,433
TELUS Corp., 8.00%, 6/01/11		641	692,105
Telefonica Emisiones SAU, 5.98%, 6/20/11		3,165	3,341,674
Verizon Global Funding Corp., 7.25%, 12/01/10 (e)		5,277	5,540,307

			19,459,374

Education — 0.1%
Leland Stanford Junior University, 3.63%, 5/01/14		950	994,261

Electric Utilities — 0.9%
Cincinnati Gas & Electric, 5.70%, 9/15/12		3,010	3,290,318
FPL Group Capital, Inc., 5.63%, 9/01/11		1,040	1,104,503
Florida Power Corp., 6.65%, 7/15/11		1,325	1,418,511

			5,813,332

Electronic Equipment, Instruments & Components — 0.4%
Agilent Technologies, Inc., 4.45%, 9/14/12		1,425	1,502,685

Corporate Bonds		Par (000)	Value

Electronic Equipment, Instruments & Components (concluded)
Agilent Technologies, Inc., 5.50%, 9/14/15	USD	705	$758,159

			2,260,844

Food & Staples Retailing — 0.7%
CVS Caremark Corp., 0.55%, 6/01/10 (a)		600	600,220
CVS Caremark Corp., 5.75%, 8/15/11		3,370	3,579,897

			4,180,117

Food Products — 1.1%
Kraft Foods, Inc., 5.63%, 8/11/10		1,115	1,140,381
Kraft Foods, Inc., 5.63%, 11/01/11		2,000	2,123,792
Kraft Foods, Inc., 6.00%, 2/11/13		1,500	1,656,037
Kraft Foods, Inc., 2.63%, 5/08/13		1,725	1,743,178

			6,663,388

Health Care Equipment & Supplies — 1.1%
CareFusion Corp., 4.13%, 8/01/12		3,925	4,077,145
Covidien International Finance SA, 5.45%, 10/15/12		2,545	2,794,654

			6,871,799

Insurance — 4.6%
Allstate Corp., 6.20%, 5/16/14		1,700	1,913,425
Allstate Financial Global Funding, 6.50%, 6/14/11 (b)		595	627,814
Berkshire Hathaway Finance Corp., 4.00%, 4/15/12		5,365	5,652,591
Metropolitan Life Global Funding I, 2.15%, 6/10/11 (a)(b)		3,600	3,663,648
Metropolitan Life Global Funding I, 2.88%, 9/17/12 (b)		1,050	1,069,653
Metropolitan Life Global Funding I, 5.13%, 4/10/13 (b)		3,715	4,012,549
New York Life Global Funding, 4.65%, 5/09/13 (b)		675	721,510
PRICOA Global Funding I, 5.63%, 5/24/11 (b)		3,370	3,488,708
Prudential Financial, Inc., 2.75%, 1/14/13		1,925	1,936,948
Suncorp-Metway Ltd., 0.63%, 12/17/10 (a)(b)		5,305	5,314,480
TIAA Global Markets, Inc., 5.13%, 10/10/12 (b)		525	567,937

			28,969,263

Life Sciences Tools & Services — 0.6%
Life Technologies Corp., 3.38%, 3/01/13		3,640	3,663,827

Machinery — 0.4%
Ingersoll-Rand Global Holding Co. Ltd., 9.50%, 4/15/14		2,045	2,500,923

Media — 2.1%
Clear Channel Worldwide Holdings, Inc., 9.25%, 12/15/17 (b)		1,617	1,659,045

BLACKROCK SHORT-TERM BOND MASTER PORTFOLIO	FEBRUARY 28, 2010	3

Schedule of Investments (continued)	Short-Term Bond Master Portfolio (Percentages shown are based on Net Assets)

Corporate Bonds		Par (000)	Value

Media (concluded)
Comcast Cable Communications LLC, 6.75%, 1/30/11	USD	3,225	$3,384,779
Cox Communications, Inc., 7.75%, 11/01/10		1,345	1,400,050
News America, Inc., 6.75%, 1/09/38		1,220	1,283,024
Rainbow National Services LLC, 8.75%, 9/01/12 (b)		1,240	1,264,800
Time Warner Cable, Inc., 6.20%, 7/01/13		3,600	3,983,630

			12,975,328

Metals & Mining — 0.9%
Freeport-McMoRan Copper & Gold, Inc., 3.88%, 4/01/15 (a)		1,615	1,648,866
Rio Tinto Finance USA Ltd., 8.95%, 5/01/14		2,250	2,730,265
Teck Resources Ltd., 10.75%, 5/15/19		1,175	1,445,250

			5,824,381

Multi-Utilities — 1.5%
CenterPoint Energy, Inc., 6.85%, 6/01/15		1,605	1,779,865
CenterPoint Energy Transition Bond Co. LLC, Series A-2, 4.97%, 8/01/14		4,382	4,629,932
Energy East Corp., 6.75%, 6/15/12		2,650	2,912,848

			9,322,645

Multiline Retail — 0.5%
Dollar General Corp., 10.63%, 7/15/15		3,210	3,514,950

Oil, Gas & Consumable Fuels — 3.5%
Cenovus Energy, Inc., 4.50%, 9/15/14 (b)		3,290	3,463,011
ConocoPhillips, 4.75%, 10/15/12		850	917,993
Enterprise Products Operating LLC, 4.60%, 8/01/12		925	982,255
Enterprise Products Operating LLC, Series B, 6.38%, 2/01/13		1,700	1,872,121
Enterprise Products Operating LP, 4.95%, 6/01/10		2,415	2,435,151
Enterprise Products Operating LP, 7.50%, 2/01/11		1,845	1,940,717
MidAmerican Energy Holdings Co., 5.88%, 10/01/12		1,165	1,280,444
MidAmerican Funding LLC, 6.75%, 3/01/11		1,315	1,386,536
Southeast Supply Header LLC, 4.85%, 8/15/14 (b)		2,165	2,244,655
StatoilHydro ASA, 3.88%, 4/15/14		3,105	3,271,835
XTO Energy, Inc., 5.00%, 8/01/10		2,180	2,219,975

			22,014,693

Paper & Forest Products — 0.3%
Georgia-Pacific Corp., 8.13%, 5/15/11		1,660	1,743,000

Corporate Bonds		Par (000)	Value

Pharmaceuticals — 1.7%
GlaxoSmithKline Capital, Inc., 4.85%, 5/15/13	USD	1,125	$1,221,427
Novartis Capital Corp., 4.13%, 2/10/14		2,625	2,797,838
Pfizer, Inc., 4.45%, 3/15/12		2,365	2,523,320
Roche Holdings, Inc., 4.50%, 3/01/12 (b)		3,855	4,100,695

			10,643,280

Real Estate Investment Trusts (REITs) — 0.5%
AvalonBay Communities, Inc., 6.13%, 11/01/12		282	306,114
Nationwide Health Properties, Inc., 6.59%, 7/07/38		1,400	1,440,006
Westfield Capital Corp. Ltd., 5.13%, 11/15/14 (b)		1,255	1,315,806

			3,061,926

Road & Rail — 1.7%
Burlington Northern Santa Fe Corp., 6.75%, 7/15/11		1,425	1,526,873
Burlington Northern Santa Fe Corp., 7.00%, 2/01/14		840	971,110
CSX Corp., 6.75%, 3/15/11		4,935	5,203,992
CSX Corp., 5.50%, 8/01/13		1,108	1,206,766
Union Pacific Corp., 6.13%, 1/15/12		1,960	2,132,670

			11,041,411

Semiconductors & Semiconductor Equipment — 0.6%
National Semiconductor Corp., 6.15%, 6/15/12		3,530	3,774,089

Thrifts & Mortgage Finance — 0.5%
Achmea Hypotheekbank NV, 3.20%, 11/03/14 (b)		1,780	1,815,361
Sovereign Bancorp, Inc., 0.48%, 3/23/10 (a)		1,285	1,285,009

			3,100,370

Tobacco — 0.4%
Altria Group, Inc., 7.75%, 2/06/14		2,060	2,375,850

Wireless Telecommunication Services — 2.5%
Cellco Partnership, 3.75%, 5/20/11		7,575	7,824,134
Cellco Partnership, 5.25%, 2/01/12		5,665	6,045,263
Rogers Cable, Inc., 7.88%, 5/01/12		710	796,703
Rogers Cable, Inc., 6.25%, 6/15/13		1,000	1,106,758

			15,772,858

Total Corporate Bonds – 50.5%			317,075,772

Foreign Agency Obligations

Hellenic Republic Government Bond, 4.60%, 5/20/13	EUR	1,425	1,837,443

4	BLACKROCK SHORT-TERM BOND MASTER PORTFOLIO	FEBRUARY 28, 2010

Schedule of Investments (continued)	Short-Term Bond Master Portfolio (Percentages shown are based on Net Assets)

Foreign Agency Obligations		Par (000)		Value

Hellenic Republic Government Bond, Series 5YR, 6.10%, 8/20/15	EUR	1,630		$2,177,617
Inter-American Development Bank, Series GDIF, 1.50%, 6/23/11 (d)	USD	4,885		4,938,356
Kreditanstalt fuer Wiederaufbau, 3.50%, 3/10/14		3,535		3,700,982
Landwirtschaftliche Rentenbank, 4.13%, 7/15/13		2,925		3,134,143
Province of Ontario Canada, 0.70%, 5/22/12 (a)		3,270		3,300,666
Province of Ontario Canada, 4.10%, 6/16/14		3,635		3,863,645
Societe Financement de l’Economie Francaise, 2.38%, 3/26/12		5,310		5,420,655
Societe Financement de l’Economie Francaise, 2.38%, 3/26/12 (b)(d)		2,610		2,668,613

Total Foreign Agency Obligations – 5.0%				31,042,120

Non-Agency Mortgage-Backed Securities

Collateralized Mortgage Obligations — 7.4%
Arran Residential Mortgages Funding Plc, Series 2006-2A, Class A1B, 0.26%, 9/20/36 (a)		360		359,555
Arran Residential Mortgages Funding Plc, Series 2007-3A, Class A1B, 0.28%, 9/16/36 (a)(b)		1,201		1,199,505
Bank of America Mortgage Securities Inc., Series 2003-J, Class 2A1, 3.61%, 11/25/33 (a)(b)		1,296		1,081,247
BlackRock Capital Finance LP, Series 1997-R2, Class AP, 10.60%, 12/25/35 (a)(b)(f)		50		50,368
Countrywide Home Loan Mortgage Pass-Through Trust, Series 2005- HYB8, Class 2A1, 4.99%, 12/20/35 (a)		2,912		2,002,299
GSR Mortgage Loan Trust, Series 2005-AR1, Class 2A1, 3.38%, 1/25/35 (a)		6,203		5,358,570
Gracechurch Mortgage Financing Plc, Series 2007-1A, Class 2A1, 0.29%, 11/20/56 (a)(b)		296		295,405
Homebanc Mortgage Trust, Series 2005-3, Class A1, 0.47%, 7/25/35 (a)		5,332		3,733,046
Lanark Master Issuer Plc, Series 2007-1X, Class 2A1, 0.35%, 12/22/54		755		752,330
Ocwen Residential MBS Corp., Series 1998-R2, Class AP, 13.19%, 11/25/34 (a)(b)		93		18,614
Residential Asset Securitization Trust, Series 2005-A5, Class A12, 0.53%, 5/25/35 (a)		2,033		1,359,371
Salomon Brothers Mortgage Securities VI, Inc., Series 1986-1, Class A, 6.00%, 12/25/11		—	(g)	31

Non-Agency Mortgage-Backed Securities		Par (000)	Value

Collateralized Mortgage Obligations (concluded)
Station Place Securitization Trust, Series 2009-1, Class A, 1.74%, 1/25/40 (a)(b)	USD	3,110	$3,102,225
Structured Mortgage Asset Residential Trust, Series 1991-1, Class H, 8.25%, 6/25/22		4	4,249
SunTrust Adjustable Rate Mortgage Loan Trust, Series 2007-2, Class 3A3, 5.69%, 4/25/37 (a)		5,131	4,091,415
Thornburg Mortgage Securities Trust, Series 2006-4, Class A2B, 0.35%, 7/25/36 (a)		1,449	1,409,155
Thornburg Mortgage Securities Trust, Series 2006-5, Class A1, 0.35%, 10/25/46 (a)		3,776	3,654,950
Thornburg Mortgage Securities Trust, Series 2006-6, Class A1, 0.34%, 11/25/46 (a)		6,011	5,845,411
Thornburg Mortgage Securities Trust, Series 2007-1, Class A2B, 0.33%, 3/25/37 (a)		2,550	2,489,053
Thornburg Mortgage Securities Trust, Series 2007-1, Class A3A, 0.33%, 3/25/37 (a)		1,975	1,880,206
Thornburg Mortgage Securities Trust, Series 2007-2, Class A2A, 0.36%, 6/25/37 (a)		2,761	2,685,896
Walsh Acceptance, Series 1997-2, Class A, 2.23%, 3/01/27 (a)		29	3,783
WaMu Mortgage Pass-Through Certificates, Series 2000-1, Class B1, 4.73%, 1/25/40 (a)(b)		4	757
Wells Fargo Mortgage Backed Securities Trust, Series 2006-AR8, Class 2A1, 5.24%, 4/25/36 (a)		6,010	5,039,451

			46,416,892

Commercial Mortgage-Backed Securities — 14.3%
Banc of America Commercial Mortgage, Inc., Series 2001-PB1, Class A2, 5.79%, 5/11/35		2,584	2,685,292
Banc of America Commercial Mortgage, Inc., Series 2007-4, Class A2, 5.55%, 2/10/51 (h)		14,000	14,471,566
CS First Boston Mortgage Securities Corp., Series 2001-CF2, Class A4, 6.51%, 2/15/34		1,367	1,407,593
CS First Boston Mortgage Securities Corp., Series 2002-CKS4, Class A1, 4.49%, 11/15/36		1,956	1,989,670
Citigroup/Deutsche Bank Commercial Mortgage Trust, Series 2006-CD2, Class AAB, 5.39%, 1/15/46 (a)		1,800	1,885,790
Crown Castle Towers LLC, 4.52%, 1/15/15 (b)		2,860	2,939,760

BLACKROCK SHORT-TERM BOND MASTER PORTFOLIO	FEBRUARY 28, 2010	5

Schedule of Investments (continued)	Short-Term Bond Master Portfolio
(Percentages shown are based on Net Assets)

Non-Agency Mortgage-Backed Securities	Par (000)		Value

Commercial Mortgage-Backed Securities (concluded)
DLJ Commercial Mortgage Corp., Series 2000-CKP1, Class A1B, 7.18%, 11/10/33	USD	1,060	$1,074,582
GMAC Commercial Mortgage Securities, Inc., Series 2001-C2, Class A2, 6.70%, 4/15/34		5,019	5,239,058
GS Mortgage Securities Corp, II, Series 2004-C1, Class A2, 4.32%, 10/10/28		1,450	1,465,718
JPMorgan Chase Commercial Mortgage Securities Corp., Series 2001-CIBC, Class A3, 6.26%, 3/15/33		11,124	11,420,891
LB-UBS Commercial Mortgage Trust, Series 2000-C4, Class A2, 7.37%, 8/15/26		1,680	1,694,050
LB-UBS Commercial Mortgage Trust, Series 2004-C4, Class A2, 4.57%, 6/15/29 (a)		2,728	2,747,803
Morgan Stanley Capital I, Series 2006-IQ11, Class A2, 5.69%, 10/15/42 (a)(h)		15,000	15,403,923
Morgan Stanley Dean Witter Capital I, Series 2000-LIF2, Class A2, 7.20%, 10/15/33		1,109	1,125,041
PNC Mortgage Acceptance Corp., Class A2, Series 2000-C2, 7.30%, 10/12/33 (f)		2,943	2,987,420
PNC Mortgage Acceptance Corp., Class A2, Series 2001-C1, 6.36%, 3/12/34 (f)		1,611	1,668,938
TIAA Retail Commercial Trust, Series 2007-C4, Class A1, 5.67%, 8/15/39 (a)		4,132	4,296,573
Wachovia Bank Commercial Mortgage Trust, Series 2002-C1, Class A4, 6.29%, 4/15/34 (h)		14,500	15,446,254

			89,949,922

Interest Only Commercial Mortgage-Backed Securities — 0.0%
CS First Boston Mortgage Securities
Corp., Series 2003-CPN1,
Class ASP, 1.58%, 3/15/35 (a)(b)		56,023	10,717

Total Non-Agency Mortgage-Backed Securities – 21.7%			136,377,531

Taxable Municipal Bonds

County/City/Special District/School District — 0.9%
New York State Urban Development Corp. RB, Taxable, State Personal Income Tax, 2.48%, 12/15/13		5,815	5,885,652

Taxable Municipal Bonds	Par (000)		Value

State — 0.7%
State of California, GO, Taxable, Various Purpose 3, 5.65%, 4/01/39	USD	4,030	$4,189,548

Total Taxable Municipal Bonds – 1.6%			10,075,200

U.S. Government Sponsored Agency Securities

Agency Obligations — 1.1%
Fannie Mae, 5.25%, 8/01/12 (d)		5,960	6,479,652
Fannie Mae, 3.00%, 9/16/14		295	303,244

			6,782,896

Collateralized Mortgage Obligations — 2.5%
Fannie Mae Mortgage Backed Securities, Series 2003-52, Class LC, 4.50%, 10/25/16		2,621	2,709,870
Fannie Mae Mortgage Backed Securities, Series 2006-25, Class TA, 6.00%, 11/25/29		1,892	1,941,015
Fannie Mae Mortgage Backed Securities, Series 2006-M2, Class A1A, 4.86%, 8/25/16 (a)		2,276	2,391,691
Fannie Mae Mortgage Backed Securities, Series 2901, Class KA, 5.00%, 9/15/32		3,524	3,714,357
Freddie Mac Mortgage Backed Securities, Series 2724, Class PD, 5.00%, 4/15/21		4,605	4,848,901

			15,605,834

Federal Deposit Insurance Corporation Guaranteed — 5.5%
Citigroup Funding, Inc., 1.38%, 5/05/11 (d)		4,725	4,766,788
Citigroup Funding, Inc., 1.88%, 10/22/12 (d)		6,800	6,861,907
Citigroup Funding, Inc., 2.25%, 12/10/12 (d)		2,440	2,488,800
General Electric Capital Corp., 1.80%, 3/11/11 (d)		5,760	5,835,370
General Electric Capital Corp., 2.63%, 12/28/12 (d)		3,200	3,296,115
The Goldman Sachs Group, Inc., 1.63%, 7/15/11		3,505	3,546,780
JPMorgan Chase & Co., 2.20%, 6/15/12		2,965	3,031,431
Morgan Stanley, 2.25%, 3/13/12		4,470	4,572,917

			34,400,108

Interest Only Mortgaged-Backed Securities — 0.5%
Fannie Mae Mortgage Backed Securities, 5.09%, 8/01/35 (a)		3,198	3,352,545

6	BLACKROCK SHORT-TERM BOND MASTER PORTFOLIO	FEBRUARY 28, 2010

Schedule of Investments (continued)	Short-Term Bond Master Portfolio
(Percentages shown are based on Net Assets)

U.S. Government Sponsored Agency Securities	Par (000)			Value

Mortgaged-Backed Securities – 4.4%
Fannie Mae Mortgage Backed Securities, 5.50%, 12/01/18 (d)	USD	12,903		$13,857,975
Fannie Mae Mortgage Backed Securities, 6.50%, 4/01/21		1,529		1,658,625
Fannie Mae Mortgage Backed Securities, 5.00%, 12/01/21 (d)		10,426		11,094,789
Freddie Mac Mortgage Backed Securities, 5.50%, 10/01/17		929		996,091

				27,607,480

Total U.S. Government Sponsored Agency Securities – 14.0%				87,748,863

U.S. Treasury Obligations

U.S. Treasury Notes, 0.88%, 1/31/12		6,140		6,152,710
U.S. Treasury Notes, 0.88%, 2/29/12		22,865		22,897,240
U.S. Treasury Notes, 1.38%, 2/15/13 (d)		7,785		7,797,160
U.S. Treasury Notes, 2.38%, 2/28/15		9,790		9,832,097

Total U.S. Treasury Obligations – 7.4%				46,679,207

Total Long-Term Investments (Cost – $759,956,095) – 122.1%				766,647,034

Short-Term Securities

Time Deposits – 0.2%
Brown Brothers Harriman & Co., 0.00%, 3/01/10		1,174		1,174,560

Total Short-Term Securities (Cost – $1,174,560) – 0.2%				1,174,560

Options Purchased	Contracts

Exchange-Traded Put Options Purchased — 0.0%
Euro-Dollar Future, Strike Price USD 98.25, expires 9/13/10		316	(i)	25,675

Over-the-Counter Call Swaptions Purchased — 0.0%
Receive a fixed rate of 0.80% and pay a floating rate based on 3-month LIBOR, expiries 3/20/10, Broker JPMorgan Chase Bank NA		45	(j)	144,855

Total Options Purchased (Cost – $400,271) – 0.0%				170,530

				Value

Total Investments Before Outstanding Options Written and TBA Sale Commitments (Cost – $761,530,926*) – 122.3%				$767,992,124

Options Written	Contracts

Exchange-Traded Put Options Written — (0.0)%
Euro-Dollar Future, Strike Price USD 98.25, expires 9/13/10		316	(i)	(9,875)

Over-the-Counter Call Swaptions Written— (0.2)%
Pay a fixed rate of 4.34% and receive a floating rate based on 3-month LIBOR, expiries 8/21/10, Broker Credit Suisse International		23	(j)	(1,107,519)

Over-the-Counter Put Swaptions Written— (0.0)%
Receive a fixed rate of 2.75% and pay a floating rate based on 3-month LIBOR, expiries 3/20/10, Broker Deutsche Bank AG		29	(j)	(293)
Receive a fixed rate of 4.34% and pay a floating rate based on 3-month LIBOR, expiries 8/21/10, Broker Credit Suisse International		23	(j)	(250,792)

				(251,085)

Total Options Written (Premiums Received – $2,769,951) – (0.2)%				(1,368,479)

TBA Sale Commitments (k)	Par (000)

Fannie Mae Mortgage Backed Securities, 5.50%, 11/01/17	USD	200		(213,094)

Total TBA Sale Commitments (Proceeds – $213,438) – (0.0)%				(213,094)

Total Investments, Net of Outstanding Options Written and TBA Sale Commitments – 122.1%				766,410,551
Liabilities in Excess of Other Assets – (22.1)%				(138,659,868)

Net Assets – 100.0%				$627,750,683

*	The cost and unrealized appreciation (depreciation) of investments as of February 28, 2010, as computed for federal income tax purposes, were as follows:

Aggregate cost	$761,603,641

Gross unrealized appreciation	$18,682,975
Gross unrealized depreciation	(12,294,492)

Net unrealized appreciation	$6,388,483

BLACKROCK SHORT-TERM BOND MASTER PORTFOLIO	FEBRUARY 28, 2010	7

Schedule of Investments (continued)	Short-Term Bond Master Portfolio

(a)	Variable rate security. Rate shown is as of report date.

(b)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	All or a portion of security has been pledged as collateral in connection with open financial futures contracts.

(d)	All or a portion of security has been pledged as collateral in connection with open reverse repurchase agreements.

(e)	All or a portion of security has been pledged as collateral in connection with swaps.

(f)	Investments in companies considered to be an affiliate of the Portfolio, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, were as follows:

Affiliate	Purchase Cost	Sales Cost	Realized Gain (Loss)	Income

BlackRock Capital Finance LP Series 1997-R2, Class AP, 10.60%, 12/25/35	—	$(5,511)	$33	$1,725
PNC Mortgage Acceptance Corp., Class A2, Series 2000-C2, 7.30%, 10/12/33	—	$(1,157,079)	$(22,613)	$203,488
PNC Mortgage Acceptance Corp., Class A2, Series 2001-C1, 6.36%, 3/12/34	—	$(91,690)	$(2,071)	$79,303

(g)	Amount is less than $1,000.

(h)	All or a portion of security has been pledged as collateral in connection with TALF Program.

(i)	One contract represents a notional amount of $2,500. (j) One contract represents a notional amount of $1 million.

(j)	One contract represents a notional amount of $1 million.

(k)	Represents or includes a to-be-announced (“TBA”) transaction. Unsettled TBA transactions as of report date were as follows:

Counterparty	Value	Unrealized Appreciation

Citigroup Global Markets, Inc.	$(213,094)	$344

•

For Portfolio compliance purposes, the Portfolio’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Portfolio management. This definition may not apply for purposes of this report which may combine industry sub-classifications for reporting ease.

8	BLACKROCK SHORT-TERM BOND MASTER PORTFOLIO	FEBRUARY 28, 2010

Schedule of Investments (continued)	Short-Term Bond Master Portfolio

•	Reverse repurchase agreements outstanding as of February 28, 2010 were as follows:

Counterparty	Interest Rate	Trade Date	Maturity Date	Net Closing Amount	Face Amount

BNP Paribas Securities	0.35%	10/14/09	Open	$7,846,437	$7,836,000
BNP Paribas Securities	0.35%	10/14/09	Open	2,588,644	2,585,000
Barclays Capital, Inc.	0.40%	12/09/09	Open	5,458,377	5,452,500
Barclays Capital, Inc.	0.10%	2/22/10	3/04/10	7,765,753	7,765,538
Barclays Capital, Inc.	0.18%	2/22/10	3/04/10	15,957,413	15,956,615
Barclays Capital Inc.	0.16%	2/26/10	3/01/10	1,348,018	1,348,000
Credit Suisse Securities (USA), Inc.	0.16%	2/19/10	3/04/10	6,272,964	6,272,602
Credit Suisse Securities (USA), Inc.	0.18%	2/19/10	3/04/10	6,695,375	6,694,940
Credit Suisse Securities (USA), Inc.	0.25%	2/19/10	3/04/10	4,699,184	4,698,759
Morgan Stanley & Co., Inc.	0.16%	2/22/10	3/16/10	14,998,466	14,997,000

Total					$73,606,954

•	Foreign currency exchange contracts as of February 28, 2010 were as follows:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)

USD	20,307,483	EUR	14,114,000	Citibank NA	3/24/10	$1,089,984
GBP	200,000	USD	309,453	Citibank NA	4/21/10	(4,614)
USD	3,297,104	GBP	2,036,500	Morgan Stanley Capital Services, Inc.	4/21/10	193,080

Total						$1,278,450

•	Financial futures contracts purchased as of February 28, 2010 were as follows:

Contracts	Issue	Exchange	Expiration Date	Face Value	Unrealized Appreciation

463	2-Year U.S.
	Treasury Bond	Chicago	June 2010	$100,477,753	$195,810

•	Financial futures contracts sold as of February 28, 2010 were as follows:

Contracts	Issue	Exchange	Expiration Date	Face Value	Unrealized Depreciation

336	5-Year U.S.
	Treasury Bond	Chicago	June 2010	$38,769,198	$(185,802)
81	10-Year U.S.
	Treasury Bond	Chicago	June 2010	$9,401,517	(114,717)
9	30-Year U.S.
	Treasury Bond	Chicago	June 2010	$1,046,230	(12,957)

Total					$(313,476)

•	Credit default swaps on single-name issuers – buy protection outstanding as of February 28, 2010 were as follows:

Issuer	Pay Fixed Rate	Counterparty	Expiration	Notional Amount (000)		Unrealized Depreciation

		Credit Suisse	December
H.J. Heinz Co.	1.00%	International	2014	USD	3,000	$(15,562)
		Credit Suisse	December
The Hershey Co.	1.00%	International	2014	USD	2,900	(44,044)

Total						$(59,606)

BLACKROCK SHORT-TERM BOND MASTER PORTFOLIO	FEBRUARY 28, 2010	9

Schedule of Investments (continued)	Short-Term Bond Master Portfolio

•	Interest rate swaps outstanding as of February 28, 2010 were as follows:

	Fixed Rate		Floating Rate	Counterparty	Expiration		Notional Amount (000)	Unrealized Depreciation

	3.95	%(a)	3-month Australian
			Bank	Deutsche Bank
			Bill Short-Term Rate	AG	May 2011	AUD	9,790	$(66,760)
	4.02	%(a)	3-month Australian
			Bank	Deutsche Bank
			Bill Short-Term Rate	AG	May 2011	AUD	28,875	(179,644)
	1.13	%(b)	3-month LIBOR	Deutsche Bank	January
				AG	2012	USD	34,800	(96,556)

	Total							$(342,960)

(a)	Pays fixed interest rate and receives floating rate at expiration date.

(b)	Pays fixed interest rate and receives floating rate.

•	Fair Value Measurements – Various inputs are used in determining the fair value of investments, which are as follows:

	•	Level 1 – price quotations in active markets/exchanges for identical assets and liabilities

•

Level 2 –other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 – unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Portfolio’s own assumptions used in determining fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Portfolio’s policy regarding valuation of investments and other significant accounting policies, please refer to the Portfolio’s most recent financial statements as contained in its semi-annual report.

The following table summarizes the inputs used as of February 28, 2010 in determining the fair valuation of the Portfolio’s investments:

Investments in Securities

Valuation Inputs	Level 1	Level 2	Level 3	Total

Assets:
Long-Term Investments:
Asset-Backed Securities	—	$113,315,276	$24,333,065	$137,648,341
Corporate Bonds	—	317,075,772	—	317,075,772
Foreign Agency Obligations	—	31,042,120	—	31,042,120
Non-Agency Mortgage-Backed Securities	—	132,907,136	3,470,395	136,377,531
Taxable Municipal Bonds	—	10,075,200	—	10,075,200
U.S. Government Sponsored Agency Securities	—	87,748,863	—	87,748,863
U.S. Treasury Obligations	—	46,679,207	—	46,679,207
Short-Term Securities	—	1,174,560	—	1,174,560
Liabilities:
Long-Term Investments:
TBA Sale Commitments	—	(213,094)	—	(213,094)

Total	—	$739,805,040	$27,803,460	$767,608,500

10	BLACKROCK SHORT-TERM BOND MASTER PORTFOLIO	FEBRUARY 28, 2010

Schedule of Investments (concluded)	Short-Term Bond Master Portfolio

Other Financial Instruments[1]

Valuation Inputs	Level 1	Level 2	Level 3	Total

Assets:	$221,485	$1,427,919	—	$1,649,404
Liabilities:	(323,351)	(1,765,784)	$(36,721,387)	(38,810,522)

Total	$(101,866)	$(337,865)	$(36,721,387)	$(37,161,118)

[1]

Other financial instruments are foreign currency exchange contracts, financial futures contracts, options, TALF loans and swaps. Foreign currency exchange contracts, futures and swaps are valued at the unrealized appreciation/depreciation on the instrument and options and TALF loans are shown at value.

	Investments in Securities

	Asset- Backed Securities	Non-Agency Mortgage-Backed Securities	Total

Balance, as of May 31, 2009	$15,669,287	$17,427,825	$33,097,112
Accrued discounts/premiums
Realized gain (loss)	(149,811)	(881,547)	(1,031,358)
Change in unrealized appreciation (depreciation)[2]	(931,707)	(4,722,498)	(5,654,205)
Net purchases (sales)	(2,493,118)	(12,008,215)	(14,501,333)
Net transfers in (out) of Level 3	12,238,414	3,654,830	15,893,244

Balance, as of February 28, 2010	$24,333,065	$3,470,395	$27,803,460

[2]	The change in unrealized appreciation/depreciation on securities held at February 28, 2010 was $329,876.

Other Financial Instruments[3]

Liabilities

Balance, as of May 31, 2009	—
Accrued discounts/premiums	—
Realized gain (loss)	—
Change in unrealized appreciation (depreciation)	—
Net purchases (sales)	—
Net transfers in (out) of Level 3	$(36,721,387)

Balance, as of February 28, 2010	$(36,721,387)

[3]	Other financial instruments are TALF loans.

BLACKROCK SHORT-TERM BOND MASTER PORTFOLIO	FEBRUARY 28, 2010	11

Item 2 –	Controls and Procedures

2(a) –

The registrants' principal executive and principal financial officers or persons performing similar functions have concluded that the registrants' disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15(d)-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –

There were no changes in the registrants' internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrants' last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrants' internal control over financial reporting.

Item 3 –	Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, each registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Short-Term Bond Fund of BlackRock Short-Term Bond Series, Inc. and Short-Term Bond Master Portfolio of Short-Term Bond Master LLC

	By:	/s/ Anne F. Ackerley
Anne F. Ackerley
Chief Executive Officer of
BlackRock Short-Term Bond Fund of BlackRock Short-Term Bond Series, Inc. and Short-Term Bond Master Portfolio of Short-Term Bond Master LLC

Date: April 28, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of each registrant and in the capacities and on the dates indicated.

	By:	/s/ Anne F. Ackerley
Anne F. Ackerley
Chief Executive Officer (principal executive officer) of
BlackRock Short-Term Bond Fund of BlackRock Short-Term Bond Series, Inc. and Short-Term Bond Master Portfolio of Short-Term Bond Master LLC

Date: April 28, 2010

	By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock Short-Term Bond Fund of BlackRock Short-Term Bond Series, Inc. and Short-Term Bond Master Portfolio of Short-Term Bond Master LLC

Date: April 28, 2010